Business Combinations - Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	CAD 163	CAD 173
Norfolk Power [Member]
Business Acquisition [Line Items]
Working capital		6
Property, plant and equipment		56
Deferred income tax assets		1
Goodwill		40
Long-term debt		(26)
Bank indebtedness		(3)
Long-term accounts payable and other liabilities		(1)
Post-retirement and post-employment benefit liability		(1)
Derivative instruments		(3)
Environmental liability		(1)
Total		CAD 68
Acquisition of Woodstock Hydro [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	3
Working capital	4
Property, plant and equipment	28
Intangible assets	1
Deferred income tax assets	2
Goodwill	17
Long-term debt	(17)
Long-term accounts payable and other liabilities	(2)
Post-retirement and post-employment benefit liability	(1)
Derivative instruments	(3)
Total	32
Acquisition of Haldimand Hydro [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	3
Working capital	5
Property, plant and equipment	52
Deferred income tax assets	1
Goodwill	33
Long-term debt	(18)
Regulatory liabilities	(3)
Total	CAD 73